Common Shares - Additional Information (Details)				1 Months Ended	12 Months Ended
	Apr. 10, 2020 CNY (¥)	Apr. 10, 2020 USD ($)	Dec. 24, 2019 CNY (¥) shares	May 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Common shares
Total cash consideration					¥ 4,003,530	$ 613,568
ADS
Common shares
Authorized amount to repurchase (in dollars) | $				$ 1,000,000
Repurchase of common share				450,337
Average stock price | $ / shares				$ 1.2631
Total cash consideration					¥ 4,000,000	$ 600,000
Shares used for settlement of vested share options and restricted shares vesting					749,253	749,253
Private Placement
Common shares
Issuance of common shares upon private placement (in shares)			5,662,634
Proceeds from issuance of common stock	¥ 8,500,000	$ 1,200,000	¥ 10,000,000				¥ 61,700,000	$ 8,800,000